Average Annual Total Returns (Vanguard Target Retirement 2015 Fund Retail)	Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2015 Composite Index Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.56%	5.63%	4.11%	5.97%	12.66%	6.77%
Five Years	8.94%	8.17%	6.87%	4.45%	15.75%	9.03%
Ten Years	5.92%	5.17%	4.51%	4.71%	8.15%	5.93%